Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

	Tecton	Red Bone
Accounts receivable-trade	$2.1	$7.2
Inventories	-	2.7
Other current and non-current assets	0.2	-
Property and equipment	2.8	23.6
Goodwill	15.0	16.8
Identified intangibles	6.2	13.2
Accounts payable	(0.7)	(3.3)
Accrued liabilities	(1.4)	(0.9)
Other current and non-current liabilities	(1.6)	(7.3)
Total consideration paid	$22.6	$52.0

	Motley	Tecton	Red Bone
Accounts receivable-trade	$23.2	$2.1	$7.2
Inventories	-	-	2.7
Other current and non-current assets	9.4	0.2	-
Property and equipment	56.3	2.8	23.6
Goodwill	43.5	15.0	16.8
Identified intangibles	28.3	6.2	13.2
Accounts payable	(6.0)	(0.7)	(3.3)
Accrued liabilities	(5.7)	(1.4)	(0.9)
Other current and non-current liabilities	-	(1.6)	(7.3)
Total consideration paid	$149.0	$22.6	$52.0

Schedule of proforma information of revenues and net earnings (loss)

UNAUDITED
THREE MONTHS ENDED
April 30, 2019
Pro forma
Revenues	$153.5
Net loss	(4.5)
Loss per diluted share	(0.20)

Motley
Schedule of proforma information of revenues and net earnings (loss)

	UNAUDITED
	YEAR ENDED
	January 31, 2019	January 31, 2018
	Pro forma	Pro forma
Revenues	$593.2	$389.9
Net earnings (loss)	19.3	(43.5)
Earnings (loss) per diluted share	0.95	(2.16)

Tecton and Red Bone
Schedule of proforma information of revenues and net earnings (loss)

	UNAUDITED
	YEAR ENDED
	January 31, 2020	January 31, 2019
	Pro forma	Pro forma
Revenues	$551.7	$566.2
Net (loss) earnings	(95.9)	19.9
(Loss) earnings per diluted share	(4.30)	0.89